COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2024	$ 15,105
2025	1,564
2026	143
Total contractual obligations	$ 16,812